Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended																9 Months Ended		11 Months Ended		12 Months Ended					23 Months Ended
	Mar. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014	[1]	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2014	Jan. 21, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (29)	$ (8,729)	$ (12,966)	$ (11,428)	$ (1,624)	$ 4,901	$ 4,835	[1]	$ 1,610		$ 1,127		$ (9,569)		$ (3,539)	$ (17,014)	$ (215)	$ (18,660)	$ (8,151)	$ (20,797)		$ (21,117)		$ (1,997)			$ (20,797)
Basic and diluted weighted-average shares outstanding (in shares)	8,888	65,741,735		66,450,057											62,329,506	38,295,114	5,173,574	65,334,465	66,058,803	28,954,769		66,028,245		64,333,260
Basic and diluted net loss per share (in dollars per share)	$ (3.26)	$ (0.13)		$ (0.17)											$ (0.06)	$ (0.44)	$ (0.04)	$ (0.29)	$ (0.12)	$ (0.72)		$ (0.32)		$ (0.03)
Antidilutive shares (in shares)		1,060,891		1,059,829														1,060,031	925,676	15,588		959,525		370,097
Advisor [Member] | Contract Purchase Price [Member] | American Realty Capital Advisors V, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)																		1,052,420				1,052,420
American Realty Capital Advisors V, LLC [Member] | Advisor [Member] | Contract Purchase Price [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)																								703,796		75,430
Restricted Stock [Member] | Restricted Share Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of restricted stock outstanding (in shares)		9,367	7,455	7,455			4,799								4,000			9,367	7,455	4,000		7,455		4,799		4,000	4,799	0
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)		8,381		7,319														7,521	5,975	3,325	[2]	6,349	[2]	5,221	[2]
OP Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)		90		90														90	90	90		90		90
Class B Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares (in shares)		1,052,420		1,052,420														1,052,420	919,611	12,173	[3]	953,086	[3]	364,786	[3]

[1]	The aforementioned unaudited quarterly financial information has been revised to reflect certain adjustments and final purchase price allocations to previously reported quarterly information associated with acquisitions completed during 2014. As a result, amortization and accretion of above-market lease assets and below-market lease liabilities decreased total revenue by $0.1 million, $0.4 million and $0.4 million for the three months ended March 31, June 30 and September 30, 2014, respectively. Additionally, the Company decreased depreciation and amortization expense by $1.2 million, $3.4 million and $3.7 million, for the three months ended March 31, June 30 and September 30, 2014, respectively.
[2]	Weighted-average number of shares of unvested restricted stock outstanding for the periods presented. There were 7,455, 4,799 and 4,000 shares of unvested restricted stock outstanding as of December 31, 2015, 2014 and 2013, respectively.
[3]	Weighted-average number of issued and unvested Class B Units for the periods outstanding. As of December 31, 2015, 2014 and 2013, there were 1,052,420, 703,796 and 75,430 Class B Units outstanding, respectively.